Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, current	$ 286,224	$ 285,856	$ 247,898
State, current	27,353	4,618	30,790
Foreign, current	13,211	5,198	19,235
Total current	326,788	295,672	297,923
Federal, deferred	71,777	(213,601)	76,356
State, deferred	5,193	(21,240)	2,530
Foreign, deferred	(5,515)	(11,995)	(8,085)
Total deferred	71,455	(246,836)	70,801
Total provision for income taxes	$ 398,243	$ 48,836	$ 368,724